Quarterly Report
June 30, 2024
MFS®  Alabama
Municipal Bond Fund
MAL-Q1

Portfolio of Investments
6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 101.4%
Airport Revenue – 0.6%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$55,000	$53,025
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	50,000	47,686
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	325,000	340,270
		$440,981
General Obligations - General Purpose – 12.3%
Arab, AL, General Obligation Warrants, “A”, AGM, 3%, 12/01/2046	$1,120,000	$875,412
Birmingham, AL, General Obligation Warrants, “B”, 5%, 12/01/2043	245,000	254,273
Birmingham-Jefferson, AL, Civic Center Authority Rev., “A”, 5.25%, 6/01/2053	750,000	799,557
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	160,000	143,486
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	270,000	292,101
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	110,000	110,237
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	34,176	36,654
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	115,194	127,916
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	31,477	31,524
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	57,199	56,150
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	24,283	23,376
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	33,016	30,771
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	121,336	109,768
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2024	5,121	5,121
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	40,508	27,029
Fort Payne, AL, General Obligation Warrants, “A”, AGM, 5%, 5/01/2047	750,000	763,995
Madison County, AL, General Obligation Warrants, “C”, 5%, 9/01/2026	100,000	103,823
Mobile County, AL, General Obligation Warrants, 5%, 2/01/2043	675,000	738,667
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2034	655,000	641,701
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2035	250,000	247,117
Oxford, AL, General Obligation Warrants, “A”, 5%, 7/01/2052	1,000,000	1,057,225
Pike Road, AL, General Obligation, 5%, 3/01/2048	500,000	534,009
Pike Road, AL, General Obligation, 5%, 3/01/2052	500,000	532,444
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	131,361
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	55,000	59,849
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	70,000	70,548
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	30,000	30,078
Trussville, AL, General Obligation Warrants, “A”, 4%, 8/01/2041	750,000	750,488
		$8,584,680
General Obligations - Schools – 3.9%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$255,000	$223,602
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	625,000	492,577
Mobile County, AL, Board of School Commissioners, Special Tax School Warrants, 4%, 3/01/2039	1,000,000	1,000,370
Mobile County, AL, Board of School Commissioners, Special Tax School Warrants, “B”, BAM, 4.125%, 3/01/2047	1,000,000	994,248
		$2,710,797
Healthcare Revenue - Hospitals – 9.4%
Alabama DCH Health Care Authority, “A”, 4%, 6/01/2046	$1,000,000	$916,025
Alabama DCH Health Care Authority, Health Care Facilities Rev., 5%, 6/01/2033	500,000	503,740
Alabama Health Care Authority (Baptist Health), “A”, 5%, 11/15/2037	875,000	928,734
Alabama Special Care Facilities Financing Authority Rev. (Daughters of Charity), ETM, AAC, 5%, 11/01/2025	50,000	52,249
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children's Hospital), 5%, 6/01/2031	750,000	757,523
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	15,000	14,227
East Alabama Health Care Authority, Health Care Facilities Rev., “A”, 4%, 9/01/2048	500,000	466,019
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	430,000	410,381

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2040	$1,000,000	$939,933
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	520,000	496,382
UAB Medicine Finance Authority Rev., “B”, 5%, 9/01/2035	1,000,000	1,022,954
		$6,508,167
Healthcare Revenue - Long Term Care – 1.7%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	$250,000	$231,935
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 4%, 12/01/2038	1,000,000	955,272
		$1,187,207
Industrial Revenue - Environmental Services – 0.5%
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040 (z)	$300,000	$320,270
Industrial Revenue - Other – 0.8%
Mobile County, AL, Limited Obligation Warrants (Gomesa Project), 4%, 11/01/2045 (n)	$500,000	$461,370
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	100,000	90,599
		$551,969
Miscellaneous Revenue - Other – 1.3%
Alabama Stadium Trace Village Improvement District Development Incentive Anticipation, 3.625%, 3/01/2036	$215,000	$197,076
Director of the State of Nevada, Department of Business & Industry Rev. (Brightline West Passenger Rail Project), “A”, 4%, 1/01/2050 (Put Date 1/30/2025)	100,000	100,024
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	35,000	35,767
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	260,000	260,247
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	275,000	283,829
		$876,943
Multi-Family Housing Revenue – 2.6%
Alabama Housing Finance Authority, Multi-Family Housing Rev. (Maryvale Place Project), “F”, HUD Section 8, 4%, 10/01/2025 (Put Date 4/01/2025)	$1,000,000	$999,441
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	218,203	216,831
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Mountain View II & III Apartments Project), HUD Section 8, 5%, 2/01/2042 (Put Date 9/01/2025)	75,000	75,544
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Santa Fe Apartment & Sangre de Cristo Project), HUD Section 8, 5%, 2/01/2042 (Put Date 6/01/2025)	120,000	120,233
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	585,000	412,686
		$1,824,735
Port Revenue – 2.4%
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2025	$630,000	$636,837
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2035	1,000,000	1,021,861
		$1,658,698
Sales & Excise Tax Revenue – 8.9%
Cherokee County, AL, Board of Education Special Tax School Warrants (Sales Tax), 5%, 12/01/2048	$1,000,000	$1,033,080
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	820,000	332,822
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	5,000	5,332
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	60,000	57,707
Jefferson County, AL, Cooper Green Mercy Health Services Authority Rev., “A”, 5.25%, 9/01/2052	810,000	839,232
Jefferson County, AL, Limited Obligation Refunding Warrants, 4%, 9/15/2042	1,000,000	990,412
Lawrence County, AL, Board of Education Special Tax School Warrants, AGM, 4%, 2/01/2042	1,000,000	976,908
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	16,000	16,060
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	57,000	56,170

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	$796,000	$792,901
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	142,000	140,096
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	58,000	57,222
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	401,000	394,643
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	4,000	3,301
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	247,000	187,492
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	237,000	164,771
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	110,000	35,374
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	100,000	78,000
		$6,161,523
Single Family Housing - State – 3.1%
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “B”, GNMA, 4.55%, 10/01/2044 (w)	$750,000	$753,416
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “B”, GNMA, 6%, 4/01/2055 (w)	750,000	818,505
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	85,000	84,507
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	385,000	385,247
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	130,000	129,227
		$2,170,902
State & Local Agencies – 4.0%
Alabama Public Health Care Authority Lease Rev. (Department of Public Health Facilities), 5%, 9/01/2030	$280,000	$282,448
Baldwin County, AL, Public Building Authority Rev. (Jail Project), 4.375%, 3/01/2046	1,250,000	1,215,534
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, AGM, 5%, 7/01/2030	210,000	210,183
Cherokee County, AL, Public Building Authority Rev., 4.5%, 7/01/2053 (w)	750,000	740,437
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	350,000	359,608
		$2,808,210
Student Loan Revenue – 0.7%
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	$90,000	$73,808
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	40,000	34,484
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	415,000	397,803
		$506,095
Tax - Other – 10.0%
Birmingham-Jefferson, AL, Civic Center Authority, “A”, 4%, 7/01/2043	$750,000	$732,876
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	45,000	47,814
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	125,000	139,056
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2024	200,000	200,695
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	30,000	30,575
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	85,000	85,234
Jefferson County, AL, Board of Education, 4%, 2/01/2042	610,000	607,334
Jefferson County, AL, Board of Education Public School Warrants, 5%, 2/01/2044	500,000	544,391
Jefferson County, AL, Board of Education Public School Warrants, 5%, 2/01/2046	500,000	540,018
Lee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2042	350,000	379,780
Lee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2043	250,000	270,216
Lee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2044	325,000	350,052
Marshall County, AL, Board of Education Special Tax School Warrants, BAM, 4%, 3/01/2044	500,000	488,433
Marshall County, AL, Board of Education Special Tax School Warrants, BAM, 4.125%, 3/01/2049	500,000	492,675
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.125%, 2/01/2048	500,000	495,052
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.25%, 2/01/2052	500,000	500,238
Tuscaloosa, AL, Board of Education, School Tax Warrants, 5%, 8/01/2036 (Prerefunded 8/01/2026)	1,000,000	1,034,664
		$6,939,103

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	$185,000	$170,544
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	210,000	196,954
		$367,498
Toll Roads – 0.3%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$250,000	$204,876
Transportation - Special Tax – 3.2%
Jefferson County, AL, Transportation Infrastructure Bank, Limited Obligation Rev., “B”, AGM, 5%, 8/15/2035	$1,000,000	$1,098,513
Jefferson County, AL, Transportation Infrastructure Bank, Limited Obligation Rev., “B”, AGM, 5%, 8/15/2036	1,000,000	1,095,497
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	40,000	44,094
		$2,238,104
Universities - Colleges – 11.2%
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2049	$1,000,000	$939,158
Alabama Community College System Board of Trustees Rev. (Gadsden State Community College), AGM, 5%, 6/01/2048	500,000	525,834
Alabama Community College System Board of Trustees Rev. (Gadsden State Community College), AGM, 5%, 6/01/2053	500,000	523,163
Auburn University, AL, General Fee Rev., “A”, 5%, 6/01/2048	1,500,000	1,554,568
Homewood, AL, Educational Building Authority Facilities Rev. (Samford University), “A”, 5%, 12/01/2034	500,000	513,638
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, 5%, 7/01/2036	580,000	588,571
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.25%, 8/01/2048	750,000	810,084
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	345,000	290,884
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	55,000	54,732
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2039	500,000	530,124
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	750,000	771,124
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2040	720,000	704,435
		$7,806,315
Utilities - Investor Owned – 0.7%
Mobile, AL, Industrial Development Board Pollution Control Rev. (Alabama Power Co. Barry Plant Project), “C”, 3.78%, 6/01/2034 (Put Date 6/16/2026)	$500,000	$500,533
Utilities - Municipal Owned – 1.9%
Huntville, AL, Electric Rev. Warrants, 5%, 12/01/2043	$750,000	$830,268
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	5,000	2,506
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	100,000	50,125
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	180,000	90,225
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	15,000	7,519
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	5,000	2,506
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	65,000	32,581
Puerto Rico Electric Power Authority Rev., “DDD”, 3.65%, 7/01/2024	50,000	50,000
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	15,000	14,620
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	20,050
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	5,000	2,506
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	95,000	47,619
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	70,000	68,575
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	14,839
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	5,000	2,506
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	7,519
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	50,000	25,063
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	15,000	7,519
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	55,000	27,569
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	40,000	20,050
		$1,324,165

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – 4.3%
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	$210,000	$210,754
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	425,000	448,518
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	410,000	432,087
Public Energy Authority of Kentucky, Gas Supply Rev., “A-1”, 4%, 8/01/2052 (Put Date 8/01/2030)	1,000,000	996,751
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	360,000	380,671
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No.6), 5%, 1/01/2054 (Put Date 6/01/2030)	500,000	527,843
		$2,996,624
Water & Sewer Utility Revenue – 17.1%
Auburn, AL, Waterworks Board Water Rev., 5%, 9/01/2036 (Prerefunded 9/01/2025)	$1,000,000	$1,018,292
Baldwin County, AL, Solid Waste Disposal Authority Rev., 4.25%, 12/01/2048	500,000	499,135
Baldwin County, AL, Solid Waste Disposal Authority Rev., 4.375%, 12/01/2053	500,000	500,566
Bessemer, AL, Governmental Utilities Services Corp., Water Supply Rev., Taxable, BAM, 5%, 6/01/2025	875,000	887,156
Birmingham, AL, Water Rev., 5%, 1/01/2038	500,000	559,653
Birmingham, AL, Water Rev., 5%, 1/01/2039	250,000	277,278
Cullman, AL, Utilities Board Water Rev., “A”, AGM, 5%, 9/01/2035	1,000,000	1,002,023
Gadsden, AL, Waterworks and Sewer Rev., AGM, 4%, 6/01/2033	1,000,000	1,006,298
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	120,000	121,925
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	95,000	97,593
Jefferson County, AL, Sewer Rev. Warrants, 5.5%, 10/01/2053	1,000,000	1,082,209
Limestone County, AL, Water & Sewer Authority Rev., 5%, 12/01/2045	1,000,000	1,064,707
Madison, AL, Water & Wastewater Board Rev., 3%, 12/01/2050	1,000,000	754,253
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	15,000	15,011
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	20,000	20,015
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	20,000	20,015
Montgomery, AL, Water Works and Sanitary Sewer Board, Water and Sewer Rev., 5%, 9/01/2048	500,000	541,608
Orange Beach, AL, Water Sewer & Fire Protection Authority Water Rev., 4%, 5/15/2047	1,000,000	974,720
Prattville, AL Water Works Board Rev., 5.125%, 8/01/2053	750,000	799,114
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044	700,000	444,792
Texas Water Development Board State Water Implementation Rev., “A”, 5%, 10/15/2058	200,000	214,797
		$11,901,160
Total Municipal Bonds		$70,589,555
Bonds – 0.3%
Transportation - Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$136,000	$130,375
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	181,841	54,170
Total Bonds		$184,545
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$139,526	$85,460
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 5.39% (v)	379,682	$379,720

Other Assets, Less Liabilities – (2.3)%		(1,618,279)
Net Assets – 100.0%		$69,621,001
(a)	Non-income producing security.
(d)	In default.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $379,720 and $70,859,560, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,074,761, representing 1.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040	6/10/2020	$312,060	$320,270
% of Net assets			0.5%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$70,675,015	$—	$70,675,015
U.S. Corporate Bonds	—	184,545	—	184,545
Mutual Funds	379,720	—	—	379,720
Total	$379,720	$70,859,560	$—	$71,239,280
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$873,869	$6,671,141	$7,165,257	$87	$(120)	$379,720

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$33,587	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2024, are as follows:
Alabama	83.6%
Puerto Rico	4.3%
Illinois	2.1%
Kentucky	1.5%
New York	1.5%
Texas	1.2%
California	0.9%
Guam	0.9%
Pennsylvania	0.9%
Maryland	0.8%
Arkansas	0.7%
North Carolina	0.7%
Louisiana	0.6%
New Jersey	0.6%
Virginia	0.6%
Massachusetts	0.4%
New Hampshire	0.3%
New Mexico	0.3%
Colorado	0.2%
Ohio	0.2%
Connecticut	0.1%
Iowa	0.1%
Michigan	0.1%
Nevada	0.1%
U.S. Virgin Islands	0.1%
Wisconsin	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.